Business Segments [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Summary Of Net Revenue, Operating Expenses And Profit By Business Segment [Table Text Block]

	Integrated Retail Banking Business Group	Integrated Corporate Banking Business Group	Integrated Trust Assets Business Group	Integrated Global Business Group			Global Markets	Other	Total
				Other than UNBC	UNBC	Total
	(in billions)
Fiscal year ended March 31, 2011:
Net revenue:	¥1,302.2	¥883.7	¥148.2	¥310.6	¥267.2	¥577.8	¥587.7	¥11.2	¥3,510.8
BTMU and MUTB:	602.5	783.3	59.5	237.4	—	237.4	624.5	5.0	2,312.2
Net interest income	498.1	419.7	—	105.2	—	105.2	337.3	26.4	1,386.7
Net fees	94.2	312.7	59.5	104.9	—	104.9	(14.6)	(24.2)	532.5
Other	10.2	50.9	—	27.3	—	27.3	301.8	2.8	393.0
Other than BTMU and MUTB(1)	699.7	100.4	88.7	73.2	267.2	340.4	(36.8)	6.2	1,198.6
Operating expenses	953.5	460.9	87.8	176.6	173.3	349.9	130.5	149.9	2,132.5

Operating profit (loss)	¥348.7	¥422.8	¥60.4	¥134.0	¥93.9	¥227.9	¥457.2	¥(138.7)	¥1,378.3

Fiscal year ended March 31, 2012:
Net revenue:	¥1,225.9	¥865.3	¥140.1	¥365.7	¥252.0	¥617.7	¥726.8	¥5.3	¥3,581.1
BTMU and MUTB:	581.8	772.8	55.7	285.5	—	285.5	644.7	3.8	2,344.3
Net interest income	467.3	400.2	—	127.0	—	127.0	309.0	38.8	1,342.3
Net fees	104.8	308.2	55.7	122.6	—	122.6	(16.4)	(31.6)	543.3
Other	9.7	64.4	—	35.9	—	35.9	352.1	(3.4)	458.7
Other than BTMU and MUTB(1)	644.1	92.5	84.4	80.2	252.0	332.2	82.1	1.5	1,236.8
Operating expenses	911.2	446.2	87.3	195.4	173.0	368.4	126.1	163.4	2,102.6

Operating profit (loss)	¥314.7	¥419.1	¥52.8	¥170.3	¥79.0	¥249.3	¥600.7	¥(158.1)	¥1,478.5

Fiscal year ended March 31, 2013:
Net revenue:	¥1,206.5	¥856.6	¥138.8	¥466.8	¥288.5	¥755.3	¥761.6	¥(2.3)	¥3,716.5
BTMU and MUTB:	560.2	760.5	55.4	357.6	—	357.6	654.3	(18.1)	2,369.9
Net interest income	427.7	378.1	—	180.0	—	180.0	261.1	50.6	1,297.5
Net fees	124.0	318.8	55.4	141.6	—	141.6	(19.2)	(38.2)	582.4
Other	8.5	63.6	—	36.0	—	36.0	412.4	(30.5)	490.0
Other than BTMU and MUTB(1)	646.3	96.1	83.4	109.2	288.5	397.7	107.3	15.8	1,346.6
Operating expenses	912.6	439.9	88.3	245.8	205.4	451.2	140.5	176.4	2,208.9

Operating profit (loss)	¥293.9	¥416.7	¥50.5	¥221.0	¥83.1	¥304.1	¥621.1	¥(178.7)	¥1,507.6

Note:
(1)	Includes MUFG and its subsidiaries other than BTMU and MUTB.

Reconciliation Of Operating Profit (Loss) From Segments To Consolidated Statements Of Income [Table Text Block]

	2011	2012	2013
	(in billions)
Operating profit:	¥1,378	¥1,479	¥1,508
Provision for credit losses	(292)	(224)	(145)
Trading account profits (losses)—net	(70)	372	285
Equity investment securities gains (losses)—net	8	(95)	(22)
Debt investment securities losses—net	(105)	(153)	(153)
Foreign exchange gains (losses)—net	146	21	(53)
Equity in earnings (losses) of equity method investees—net	(113)	(499)	60
Impairment of intangible assets	(27)	(31)	(3)
Provision for repayment of excess interest	(86)	—	—
Other—net	(17)	(20)	(61)

Income before income tax expense	¥822	¥850	¥1,416